UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shayne & Co., LLC
Address: 4015 Hillsboro Pike, Suite 203
         Nashville, TN  37215

13F File Number:  028-13793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan A. Shayne
Title:     President and Chief Manager
Phone:     (615) 250-1600

Signature, Place, and Date of Signing:

 /s/ Jonathan A. Shayne     Nashville, TN     January 23, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $94,991 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      243     4316 SH       OTHER                    2316        0     2000
AMERICAN EXPRESS CO            COM              025816109       38      800 SH       OTHER                     800        0        0
AMERICAN EXPRESS CO            COM              025816109     2560    54273 SH       SOLE                    45986        0     8287
ASTRAZENECA PLC                SPONSORED ADR    046353108      231     5000 SH       OTHER                    5000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103       16      300 SH       OTHER                     300        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     1216    22516 SH       SOLE                    20768        0     1748
BANK OF AMERICA CORPORATION    COM              060505104       93    16647 SH       OTHER                    6047        0    10600
BANK OF AMERICA CORPORATION    COM              060505104        7     1250 SH       SOLE                     1250        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     6197       54 SH       SOLE                       54        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      186     2433 SH       OTHER                    2333        0      100
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    20156   264164 SH       SOLE                   241335        0    22829
EXXON MOBIL CORP               COM              30231G102      347     4095 SH       OTHER                    4095        0        0
GENERAL ELECTRIC CO            COM              369604103      200    11160 SH       OTHER                    5160        0     6000
HEARTLAND EXPRESS INC          COM              422347104     9003   630028 SH       SOLE                   572570        0    57458
MICROSOFT CORP                 COM              594918104      418    16097 SH       SOLE                    16097        0        0
MICROSOFT CORP                 COM              594918104      216     8329 SH       OTHER                    8329        0        0
NORFOLK SOUTHERN CORP          COM              655844108      204     2800 SH       OTHER                     800        0     2000
PHILIP MORRIS INTL INC         COM              718172109      646     8233 SH       OTHER                    7533        0      700
PHILIP MORRIS INTL INC         COM              718172109      241     3067 SH       SOLE                     3067        0        0
SIGMA ALDRICH CORP             COM              826552101    13143   210421 SH       SOLE                   195050        0    15371
SYSCO CORP                     COM              871829107       10      350 SH       OTHER                       0        0      350
SYSCO CORP                     COM              871829107    13068   445547 SH       SOLE                   409832        0    35715
TECH DATA CORP                 COM              878237106     5736   116090 SH       SOLE                   106578        0     9512
TJX COS INC NEW                COM              872540109     1080    16733 SH       OTHER                   16733        0        0
U S G CORP                     COM NEW          903293405       10     1000 SH       OTHER                    1000        0        0
U S G CORP                     COM NEW          903293405     2378   234098 SH       SOLE                   213767        0    20331
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    16716   259968 SH       SOLE                   237501        0    22467
WAL MART STORES INC            COM              931142103      560     9367 SH       SOLE                     7987        0     1380
WAL MART STORES INC            COM              931142103       72     1204 SH       OTHER                    1204        0        0